UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8985

LMP Corporate Loan Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2011

ITEM 1.                  SCHEDULE OF INVESTMENTS

LMP CORPORATE LOAN FUND INC.

FORM N-Q

JUNE 30, 2011

Schedule of investments (unaudited)

June 30, 2011

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED SENIOR LOANS (a) — 89.4%
Aerospace/Defense — 0.6%
Transdigm Inc., New Term Loan B	4.000%	2/14/17	$1,147,554	$1,153,024
Air Transport — 0.7%
United Airlines Inc., Term Loan B	2.188 - 2.250%	2/3/14	1,302,625	1,245,092
Automotive — 2.9%
Ford Motor Co., Term Loan B1	2.940%	12/16/13	977,107	977,743
HHI Holdings LLC, New Term Loan B	7.000 - 7.500%	3/21/17	394,156	395,142
KAR Auction Services Inc., Term Loan B	5.000%	5/19/17	1,586,967	1,593,166
Metaldyne Co. LLC, New Term Loan B	5.250%	5/18/17	2,082,820	2,086,725
UCI International Inc., New Term Loan B	5.500%	7/26/17	457,425	461,046
Total Automotive				5,513,822
Broadcast Radio and Television — 2.0%
Mood Media Corp., Second Lien Term Loan	10.250%	10/31/18	675,000	670,360
National Cinemedia Inc., Term Loan B	1.750%	2/13/15	985,659	968,040
Univision Communications, Extended Term Loan	4.436%	3/31/17	678,798	646,170
Weather Channel, New Term Loan B	4.250%	2/13/17	1,542,818	1,551,015
Total Broadcast Radio and Television				3,835,585
Building and Development — 3.6%
Beacon Sales Acquisition Inc., Term Loan B	2.186 - 4.000%	9/30/13	1,094,262	1,072,376
CPG International Inc., New Term Loan B	6.000%	2/18/17	491,992	493,222
Custom Building Products Inc., Term Loan B	5.750%	3/19/15	501,520	506,849
Panolam Industries International Inc., Extended First Lien Term Loan	8.250%	12/31/13	959,621	886,750
Pike Electric Inc., Term Loan B	1.750%	7/2/12	639,093	632,702
Pike Electric Inc., Term Loan C	1.688%	12/10/12	755,845	748,286
South Edge LLC, Term Loan C	3.250%	10/31/09	2,500,000	2,400,000	(b)†
Total Building and Development				6,740,185
Business Equipment and Services — 8.2%
Affinion Group Inc., Term Loan B	5.000%	10/10/16	1,653,404	1,653,404
Altegrity Inc., Term Loan	2.997%	2/21/15	918,543	902,469
Belfor USA Group Inc., Term Loan B	4.500 - 5.250%	4/5/17	1,777,479	1,793,032
Bright Horizons Family Solutions, Term Loan B	4.190 - 7.500%	5/28/15	1,474,721	1,485,167
Deluxe Entertainment Services Group Inc., Letter of Credit	6.250%	5/11/13	74,486	74,276
Deluxe Entertainment Services Group Inc., Second Lien Term Loan	11.000%	11/11/13	1,000,000	991,250
Deluxe Entertainment Services Group Inc., Tranche B Term Loan	6.250%	5/11/13	1,102,385	1,099,285
Fidelity National Information Solutions Inc., Term Loan B	5.250%	7/18/16	1,301,719	1,307,758
First Data Corp., Term Loan B1	2.936%	9/24/14	2,023,313	1,877,887
InfoGroup Inc., New Term Loan	5.750%	5/22/18	1,496,250	1,492,509
Intralinks Inc., Term Loan	5.750%	6/15/14	928,241	928,241
N.E.W Holdings I LLC, Secured Term Loan	6.000%	3/23/16	1,508,929	1,507,672
Verifone Inc., Term Loan	2.940%	10/31/13	351,500	350,613
Total Business Equipment and Services				15,463,563
Cable and Satellite Television — 3.8%
Bragg Communications Inc., Term Loan B Tranche Two	2.754%	8/31/14	1,937,069	1,916,488
Insight Midwest Holdings LLC, Term Loan B	1.940 - 2.060%	4/7/14	1,562,881	1,538,879
Mediacom Illinois LLC, Tranche D Term Loan	5.500%	3/31/17	1,979,849	1,977,275
Telesat Canada, U.S. Term I Loan	3.190%	10/31/14	1,667,680	1,647,876
Telesat Canada, U.S. Term II Loan	3.190%	10/31/14	143,251	141,550
Total Cable and Satellite Television				7,222,068
Chemicals/Plastics — 5.0%
General Chemical Corp., Tranche B Term Loan	5.000 - 5.750%	10/6/15	666,054	669,384

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

June 30, 2011

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Chemicals/Plastics — continued
Hexion Specialty Chemicals Inc., Extended Term Loan C4	4.000 - 4.063%	5/5/15	$791,517	$792,487
Hexion Specialty Chemicals Inc., Term Loan C5	2.563%	5/6/13	770,395	756,913
Huish Detergents Inc., Second Lien Term Loan	4.440%	10/26/14	1,675,000	1,418,167
Kik Custom Products Inc., Canadian Term Loan	2.530%	6/2/14	92,097	80,676
Kik Custom Products Inc., First Lien Term Loan	2.530%	6/2/14	537,230	470,614
Kik Custom Products Inc., Second Lien Term Loan	5.273%	11/28/14	1,583,334	1,150,557
Nalco Company, Term Loan B1	4.500%	10/5/17	1,612,813	1,622,767
Omnova Solutions Inc., Term Loan B	5.750%	5/31/17	671,327	674,683
Rockwood Specialties Group Inc., New Term Loan B	3.750%	2/9/18	912,074	918,181
Styron S.A.R.L LLC, New Term Loan B	6.000%	8/2/17	770,379	770,780
Total Chemicals/Plastics				9,325,209
Containers and Glass Products — 2.1%
Berry Plastics Corp., Term Loan C	2.261%	4/3/15	994,805	942,267
Graphic Packaging International Inc., First Lien Term Loan	2.226 - 2.305%	5/16/14	1,738,369	1,729,025
Reynolds Group Holdings Inc., Tranche E Term Loan	4.250%	2/9/18	1,180,688	1,175,851
Total Containers and Glass Products				3,847,143
Cosmetics/Personal Care — 0.5%
Vi-Jon, Term Loan B	2.186 - 2.190%	4/24/14	906,542	888,411
Drugs — 2.5%
Axcan Pharma Inc., Term Loan B	5.500%	2/10/17	844,719	837,962
Catalent Pharma Solutions, Dollar Term Loan	2.436%	4/10/14	1,084,109	1,039,389
Grifols Inc., Term Loan B	6.000%	11/23/16	1,371,228	1,379,226
Royalty Pharma Finance Trust, Term Loan	2.496%	4/16/13	1,492,230	1,491,289
Total Drugs				4,747,866
Ecological Services and Equipment — 0.7%
Waste Industries U.S.A Inc., Term Loan B	4.750%	3/17/17	1,357,780	1,361,582
Electronics/Electric — 6.0%
Aeroflex Inc., Term Loan B	4.250%	5/9/18	923,227	921,490
Applied Systems Inc., First Lien Term Loan	5.500%	12/8/16	334,570	336,243
Applied Systems Inc., Second Lien Term Loan	9.250%	6/7/17	400,000	406,667
Attachmate Corp., New Term Loan B	6.500%	4/27/17	1,114,286	1,120,089
Bentley Systems Inc., Term Loan B	5.750%	12/29/16	602,081	605,092
Dealer Computer Services Inc., New Term Loan B	3.750%	4/20/18	827,691	828,855
Eagle Parent Inc., New Term Loan	5.000%	5/16/18	1,637,416	1,598,118
MSCI Inc., New Term Loan	3.750%	3/14/17	882,077	887,958
Sabre Inc., Term Loan B	2.186 - 2.273%	9/30/14	1,160,071	1,038,191
Sungard Data Systems Inc., Add on Term Loan	3.690%	2/28/14	100,000	99,875
Verint Systems Inc., Term Loan	4.500%	10/27/17	787,184	787,184
Vertafore Inc., Second Lien Term Loan	9.750%	10/27/17	800,000	816,000
Vertafore Inc., Term Loan	5.250%	7/29/16	1,840,750	1,848,803
Total Electronics/Electric				11,294,565
Equipment Leasing — 0.4%
Rent-A-Center Inc., Extended Term Loan B	3.250%	3/31/15	806,415	808,431
Rent-A-Center Inc., Term Loan B	1.940%	6/29/12	3,364	3,364
Total Equipment Leasing				811,795
Financial Intermediaries — 2.2%
Fifth Third Processing Solutions LLC, Term Loan B1	4.500%	11/3/16	1,297,580	1,303,257
Springleaf Finance Corp., Term Loan	5.500%	5/10/17	2,933,577	2,881,934
Total Financial Intermediaries				4,185,191
Food Products — 2.7%
Del Monte Foods Co., Term Loan	4.500%	3/8/18	1,103,000	1,101,793

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

June 30, 2011

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products — continued
Michael Foods Inc., Term Loan B	4.250%	2/23/18	$1,976,701	$1,980,655
Pinnacle Foods Holdings Corp., Term Loan D	6.000%	4/2/14	710,707	716,313
Pinnacle Foods Holdings Corp., Tranche B Term Loan	2.690%	4/2/14	1,333,001	1,324,578
Total Food Products				5,123,339
Food Service — 2.2%
Advantage Sales & Marketing Inc., Second Lien Term Loan	9.250%	6/18/18	400,000	408,250
Advantage Sales & Marketing Inc., Term Loan B	5.250%	12/18/17	1,061,524	1,068,153
Burger King Corp., New Term Loan B	4.500%	10/19/16	1,723,746	1,721,739
Dunkin’ Brands Inc., Add on Term Loan B	4.250%	11/23/17	1,015,115	1,014,957
Total Food Service				4,213,099
Food/Drug Retailers — 0.8%
General Nutrition Centers Inc., New Term Loan B	4.250%	3/2/18	1,126,736	1,128,984
Great Atlantic & Pacific Tea Co., DIP Term Loan	8.750%	6/15/12	418,052	423,278
Total Food/Drug Retailers				1,552,262
Forest Products — 1.6%
Cenveo Corp., Term Loan B	6.250%	12/21/16	1,059,331	1,066,481
Clarke American Corp., Term Loan B	2.686 - 2.746%	6/30/14	1,583,505	1,429,113
Rock-Tenn Co., Term Loan B	3.500%	5/25/18	512,721	514,819
Total Forest Products				3,010,413
Healthcare — 11.4%
AMN Healthcare, Term Loan B	7.250%	6/23/15	1,428,004	1,420,864
Ardent Medical Services Inc., First Lien Term Loan	6.500%	9/15/15	1,152,809	1,156,051
Biomet Inc., Term Loan B	3.186 - 3.247%	3/25/15	1,841,255	1,828,592
CareStream Health Inc., Term Loan B	5.000%	2/25/17	2,344,125	2,196,445
CHG Companies Inc., New Term Loan B	5.500%	10/3/16	1,255,549	1,260,846
CHG Companies Inc., Second Lien Term Loan	11.250%	4/5/17	425,000	437,750
DaVita Inc., New Term Loan B	4.500%	10/20/16	1,053,643	1,057,971
DJO Finance LLC, New Term Loan B	3.186%	5/20/14	1,363,781	1,353,269
Fresenius US Finance I Inc., Term Loan C1	3.500%	9/10/14	1,223,688	1,226,747
Fresenius US Finance I Inc., Term Loan C2	3.500%	9/10/14	734,861	736,124
HCA Inc., Term Loan B	2.496%	11/18/13	2,231,309	2,218,747
MedAssets Inc., New Term Loan	5.250%	11/16/16	504,562	506,770
Multiplan Inc., New Term Loan B	4.750%	8/26/17	1,442,308	1,439,378
Select Medical Corp., New Term Loan B	5.500%	5/25/18	1,272,253	1,251,579
Universal Health Services Inc., Term Loan B	4.000%	11/15/16	1,696,219	1,702,815
Vanguard Health Holding Co. II LLC, Term Loan B	5.000%	1/29/16	1,588,030	1,589,419
Total Healthcare				21,383,367
Home Furnishings — 0.2%
Sleep Innovations Inc., Second Lien Term Loan	11.500%	3/5/15	409,988	457,136	(c)
Hotels/Motels/Inns and Casinos — 1.1%
Ameristar Casinos Inc., Term Loan B	4.000%	4/13/18	263,133	264,357
Kalispel Tribal Economic Authority, Term Loan B	7.500%	2/22/17	800,000	786,000
VML U.S. Finance LLC, Delayed Draw Term Loan B	4.690%	5/25/12	341,533	341,497
VML U.S. Finance LLC, Term Loan B	4.690%	5/27/13	591,284	590,421
Total Hotels/Motels/Inns and Casinos				1,982,275
Industrial Equipment — 4.8%
Brock Holdings III Inc., New Second Lien Term Loan	10.000%	3/16/18	400,000	410,000
Brock Holdings III Inc., New Term Loan B	6.000%	3/16/17	488,548	492,619
Bucyrus International Inc., Term Loan	4.250%	2/19/16	1,591,234	1,595,321
Goodman Global Holdings Inc., First Lien Term Loan	5.750%	10/28/16	860,905	865,148

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

June 30, 2011

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Equipment — continued
Goodman Global Holdings Inc., Second Lien Term Loan	9.000%	10/30/17	$398,264	$410,046
NES Rentals Holdings Inc., Second Lien Term Loan	10.000%	7/20/13	1,613,176	1,609,143
Nortek Inc., Term Loan	5.250 - 6.250%	4/26/17	195,174	195,743
Sensata Technologies Finance Co. LLC, New Term Loan	4.000%	5/11/18	910,868	911,353
TriMas Corp., New Term Loan B	4.250%	6/29/17	865,030	868,274
Veyance Technologies Inc., Delayed Draw Term Loan	2.690%	7/31/14	211,623	201,570
Veyance Technologies Inc., Initial Term Loan	2.690%	7/31/14	1,477,522	1,407,340
Total Industrial Equipment				8,966,557
Insurance — 1.5%
Asurion Corp., New First Lien Term Loan	5.500%	5/24/18	1,070,000	1,057,425
Asurion Corp., New Second Lien Term Loan	9.000%	5/24/19	1,700,000	1,710,890
Total Insurance				2,768,315
Leisure — 5.5%
AE Europe Holdings LLC, First Lien Term Loan	2.940 - 3.000%	12/1/12	254,428	253,156
AE Europe Holdings LLC, Second Lien Term Loan	6.690 - 6.750%	6/1/13	1,000,000	995,000
Carmike Cinemas Inc., Term Loan B	5.500%	1/27/16	1,300,719	1,307,687
Cedar Fair L.P., New Term Loan B	4.000%	12/15/17	722,041	725,110
Lodgenet Entertainment Corp., Term Loan	6.500%	4/4/14	1,227,921	1,182,642
Regal Cinemas Inc., Term Loan B	3.496%	8/23/17	1,994,200	1,996,158
Six Flags Theme Parks Inc., Term Loan B	5.250%	6/30/16	1,897,669	1,911,901
SRAM LLC, Second Lien Term Loan	8.500%	12/7/18	100,000	100,250
Zuffa, Incremental Term Loan	7.500%	6/19/15	370,020	374,183
Zuffa, Term Loan B	2.250%	6/19/15	1,499,348	1,476,232
Total Leisure				10,322,319
Nonferrous Metals/Materials — 1.2%
Compass Minerals Group Inc., Extended Term Loan C	2.940%	1/15/16	832,483	836,645
Compass Minerals Group Inc., Term Loan	1.690%	12/22/12	177,633	177,633
JMC Steel Group Inc., Term Loan	4.750%	4/3/17	739,085	742,310
Walter Energy Inc., Term Loan B	4.000%	4/2/18	397,454	398,281
Total Nonferrous Metals/Materials				2,154,869
Oil & Gas — 2.9%
Alon USA Energy Inc., Edgington Term Loan	2.436 - 2.504%	8/4/13	308,779	282,275
Alon USA Energy Inc., Paramount Term Loan	2.436 - 2.504%	8/4/13	2,470,258	2,258,228
Hercules Offshore Inc., Term Loan B	7.500%	7/11/13	1,112,228	1,111,968
Western Refining Inc., Term Loan	7.500%	3/15/17	1,805,207	1,829,402
Total Oil & Gas				5,481,873
Publishing — 2.4%
Cengage Learning Acquisitions Inc., Tranche 1 Incremental	7.500%	7/3/14	793,862	791,009
Getty Images Inc., New Term Loan	5.250%	11/7/16	1,142,235	1,150,087
Lamar Media Corp., Term Loan B	4.000%	12/30/16	1,179,276	1,186,346
Quad/Graphics Inc., Term Loan B	5.500%	4/14/16	1,350,809	1,356,145
Total Publishing				4,483,587
Retailers — 4.9%
Bass Pro Group LLC, New Term Loan B	5.250%	6/23/17	1,237,131	1,231,719
CDW Corp., Term Loan	3.939%	10/10/14	1,364,576	1,352,849
J Crew Operating Corp., New Term Loan B	4.750%	3/7/18	606,805	584,391
Michaels Stores Inc., Term Loan B	2.500 - 2.563%	10/31/13	1,519,350	1,496,473
Neiman Marcus Group Inc., New Term Loan	4.750%	5/16/18	2,135,000	2,111,588
Petco Animal Supplies Inc., New Term Loan	4.500%	11/24/17	1,485,000	1,483,609

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

June 30, 2011

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Retailers — continued
Pilot Travel Centers LLC, New Term Loan B	4.250%	3/30/18	$907,707	$911,962
Total Retailers				9,172,591
Steel — 0.4%
Tube City IMS Corp., Letter of Credit	2.307%	1/25/14	81,081	80,878
Tube City IMS Corp., Term Loan	2.186%	1/25/14	640,490	638,889
Total Steel				719,767
Telecommunications/Cellular Communications — 3.1%
Intelsat Jackson Holdings Ltd., New Term Loan	5.250%	4/2/18	2,500,000	2,511,458
MetroPCS Wireless Inc., Incremental Term Loan B3	3.938 - 4.000%	5/18/18	290,274	290,153
MetroPCS Wireless Inc., Term Loan B	4.009 - 4.071%	11/4/16	1,736,053	1,737,138
Ntelos Inc., Term Loan B	4.000%	8/7/15	1,293,525	1,295,789
Total Telecommunications/Cellular Communications				5,834,538
Utilities — 1.5%
Astoria Generating Co. Acquisitions LLC, Term Loan B	1.940%	2/23/13	424,876	422,221
Firstlight Power Resources Inc., Second Lien Term Loan	4.750%	5/1/14	250,000	235,937
Firstlight Power Resources Inc., Term Loan B	2.750%	11/1/13	799,875	782,544
TPF Generation Holdings LLC, Letter of Credit	2.307%	12/13/13	154,214	152,841
TPF Generation Holdings LLC, Revolver	2.307%	12/15/11	48,343	47,913
TPF Generation Holdings LLC, Second Lien Term Loan C	4.496%	12/15/14	830,000	806,656
TPF Generation Holdings LLC, Term Loan B	2.246%	12/13/13	275,811	273,355
Total Utilities				2,721,467
TOTAL COLLATERALIZED SENIOR LOANS (Cost — $167,590,934)				167,982,875
UNCOLLATERALIZED SENIOR LOANS (a) — 0.7%
Clothing/Textiles — 0.7%
Levi Strauss & Co., Term Loan (Cost - $1,092,080)	2.436%	3/27/14	1,398,319	1,366,274
CORPORATE BONDS & NOTES — 7.0%
CONSUMER DISCRETIONARY — 0.8%
Food & Staples Retailing — 0.3%
American Rock Salt Co., LLC/American Rock Capital Corp., Secured Notes	8.250%	5/1/18	500,000	504,375	(d)
Media — 0.5%
National CineMedia LLC, Senior Notes	7.875%	7/15/21	1,000,000	1,000,000	(d)
TOTAL CONSUMER DISCRETIONARY				1,504,375
ENERGY — 1.2%
Energy Equipment & Services — 0.5%
Geokinetics Holdings USA Inc.	9.750%	12/15/14	1,000,000	965,000	(d)
Oil, Gas & Consumable Fuels — 0.7%
Stallion Oilfield Holdings Ltd., Senior Secured Notes	10.500%	2/15/15	799,000	870,910
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	7.875%	10/15/18	392,000	415,520	(d)
Total Oil, Gas & Consumable Fuels				1,286,430
TOTAL ENERGY				2,251,430
HEALTH CARE — 1.1%
Health Care Providers & Services — 0.5%
Select Medical Holdings Corp., Senior Notes	6.211%	9/15/15	1,000,000	960,000	(e)
Pharmaceuticals — 0.6%
Catalent Pharma Solutions Inc., Senior Notes	9.500%	4/15/15	1,000,000	1,005,000	(c)
TOTAL HEALTH CARE				1,965,000
INDUSTRIALS — 1.1%
Commercial Services & Supplies — 0.5%
Cenveo Corp., Secured Notes	8.875%	2/1/18	960,000	936,000

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

June 30, 2011

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery — 0.6%
Briggs & Stratton Corp.	6.875%	12/15/20	$1,050,000	$1,118,250
TOTAL INDUSTRIALS				2,054,250
MATERIALS — 0.3%
Chemicals — 0.1%
Omnova Solutions Inc.	7.875%	11/1/18	188,000	181,655	(d)
Containers & Packaging — 0.2%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Secured Notes	6.875%	2/15/21	460,000	450,800	(d)
TOTAL MATERIALS				632,455
TELECOMMUNICATION SERVICES — 1.7%
Diversified Telecommunication Services — 1.7%
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	500,000	498,750	(d)
Qwest Corp., Senior Notes	3.497%	6/15/13	2,659,000	2,732,122	(e)
TOTAL TELECOMMUNICATION SERVICES				3,230,872
UTILITIES — 0.8%
Independent Power Producers & Energy Traders — 0.8%
NRG Energy Inc., Senior Notes	7.625%	1/15/18	1,500,000	1,505,625	(d)
TOTAL CORPORATE BONDS & NOTES (Cost — $12,814,259)				13,144,007

			SHARES
COMMON STOCKS — 0.5%
CONSUMER DISCRETIONARY — 0.2%
Automobiles — 0.2%
Mark IV LLC - Class A Shares			4,912	285,511	*(f)
Textiles, Apparel & Luxury Goods — 0.0%
Comfort Co. Inc.			3,664	0	*(f)(g)
TOTAL CONSUMER DISCRETIONARY				285,511
ENERGY — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
SemGroup Corp., Class A Shares			24,938	640,158	*
TOTAL COMMON STOCKS (Cost — $687,306)				925,669
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $182,184,579)				183,418,825

			FACE AMOUNT
SHORT-TERM INVESTMENTS — 2.4%
U.S. Government Agencies — 2.4%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $4,580,000)	0.001%	7/1/11	$4,580,000	4,580,000	(h)
TOTAL INVESTMENTS — 100.0% (Cost — $186,764,579#)				$187,998,825

*	Non-income producing security.
(a)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(b)	The maturity principal is currently in default as of June 30, 2011.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).
(g)	Illiquid security.
(h)	Rate shown represents yield-to-maturity.
†	The coupon payment on these securities is currently in default as of June 30, 2011.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	Second Lien	- Subordinate Lien to First Lien
	Term	- Term loan typically with a First Lien on specified assets

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Senior loans are valued at readily ascertainable market values provided by an independent pricing service. In fair valuing a loan, Legg Mason Partners Fund Advisor, LLC (“LMPFA”), with the assistance of Citigroup Alternative Investments LLC (“CAI”), the Fund’s subadviser, will consider among other factors: (1) the creditworthiness of the borrower and any party interpositioned between the Fund and the borrower; (2) the current interest rate, period until next interest rate reset and maturity date of the senior loan; (3) recent market prices for similar loans, if any; and (4) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions. LMPFA may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the senior loans held by the Fund have or could have occurred. U.S. government agency obligations are valued at the mean between the quoted bid and asked prices. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When reliable prices are not readily available, the fund values these securities as determined in accordance with procedures approved by the fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments†:
Collateralized senior loans	—	$167,982,875	—	$167,982,875
Uncollateralized senior loans	—	1,366,274	—	1,366,274
Corporate bonds & notes	—	13,144,007	—	13,144,007
Common stocks:
Consumer discretionary	—	—	$285,511	285,511
Energy	$640,158	—	—	640,158
Total long-term investments	$640,158	$182,493,156	$285,511	$183,418,825
Short-term investments†	—	4,580,000	—	4,580,000
Total investments	$640,158	$187,073,156	$285,511	$187,998,825

Notes to Schedule of Investments (unaudited) (continued)

†See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY
Balance as of September 30, 2010	$189,726
Accrued premiums/discounts	—
Realized gain(loss)	—
Change in unrealized appreciation (depreciation)(1)	95,785
Net purchases (sales)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2011	$285,511
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2011(1)	$95,785

(1) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Senior loans. Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions (“Lenders”) represented in each case by one or more such Lenders acting as agent of the Lenders. On behalf of the Lenders, the agent will be primarily responsible for negotiating the loan agreement that establishes the relative terms and conditions of the Senior Loan and rights of the borrower and the Lenders. Also, an agent typically administers the terms of the loan agreement and is responsible for the monitoring of collateral and collection of principal and interest and fee payments from the borrower and the apportionment of these payments to the credit of all investors which are parties to the loan agreement. The Fund may act as one of the group of Lenders in a Senior Loan, and purchase assignments and participations in Senior Loans from third parties. Senior Loans are subject to credit risks, including the risk of nonpayment of scheduled interest or loan payments.

(c) Security Transactions. Security transactions are accounted for on a trade date basis. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date in which the credit agreement is executed. Trade date for senior and subordinated loans purchased in the “primary market” is the date on which the transaction is entered into.

2. Investments

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,757,562
Gross unrealized depreciation	(1,523,316)
Net unrealized appreciation	$1,234,246

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Corporate Loan Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  August 25, 2011

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:   August 25, 2011